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                                 CDC MPT+ FUNDS


     I, the undersigned, a duly elected officer of CDC MPT+ Funds, do hereby certify that (i) the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) of the Securities Act of 1933, as amended, would not have differed from that contained in the most recent registration statement amendment, filed February 25, 2000, and (ii) the text of such amendment was filed electronically.

     IN WITNESS WHEREOF, I have signed this Certificate on this 13th day of March, 2000.

                                                     CDC MPT+ FUNDS


                                                     By:/s/Rachel D. Manney
                                                        -----------------------
                                                           Rachel D. Manney
                                                           Secretary